UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            Jasinkiewicz Capital Management, LLC

Address:         51 JFK Parkway
                 Suite 307
                 Short Hills, New Jersey 07078

13F File Number: 028-13686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Jasinkiewicz
Title:   Managing Member
Phone:   973-671-0663


Signature, Place and Date of Signing:

/s/ Paul Jasinkiewicz            New York, New York            May 12, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:  $23,635
                                         (thousands)


List of Other Included Managers:

NONE

                                               FORM 13F INFORMATION TABLE
                                          Jasinkiewicz Capital Management, LLC
                                                     March 31, 2011




COLUMN 1                        COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                 TITLE                    VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION   MANAGERS   SOLE   SHARED  NONE
ALPHA NATURAL RESOURCES INC    COM            02076X102     482      8,124    SH          Sole        None       8,124
AMERICAN ELEC PWR INC          COM            025537101     326      9,277    SH          Sole        None       9,277
ANADARKO PETE CORP             COM            032511107     834     10,181    SH          Sole        None      10,181
CHESAPEAKE ENERGY CORP         COM            165167107     208      6,200    SH  CALL    Sole        None       6,200
CONCHO RES INC                 COM            20605P101     740      6,893    SH          Sole        None       6,893
CONOCOPHILLIPS                 COM            20825C104     399      5,000    SH          Sole        None       5,000
CONTINENTAL RESOURCES INC      COM            212015101     410      5,740    SH          Sole        None       5,740
DELTA PETE CORP                COM NEW        247907207      41     45,076    SH          Sole        None      45,076
DENBURY RES INC                COM NEW        247916208     794     32,532    SH          Sole        None      32,532
ENSCO PLC                      SPONSORED ADR  29358Q109     452      7,812    SH          Sole        None       7,812
EOG RES INC                    COM            26875P101   1,037      8,749    SH          Sole        None       8,749
FLOTEK INDS INC DEL            COM            343389102     959    114,047    SH          Sole        None     114,047
FOREST OIL CORP                COM PAR $0.01  346091705     236      6,250    SH          Sole        None       6,250
HELIX ENERGY SOLUTIONS GRP I   COM            42330P107     188     10,937    SH          Sole        None      10,937
HOLLY CORP                     COM PAR $0.01  435758305     526      8,655    SH          Sole        None       8,655
KODIAK OIL & GAS CORP          COM            50015Q100     109     16,248    SH          Sole        None      16,248
LUFKIN INDS INC                COM            549764108   2,665     28,514    SH          Sole        None      28,514
LUFKIN INDS INC                COM            549764108     299      3,200    SH  CALL    Sole        None       3,200
MARATHON OIL CORP              COM            565849106     699     13,116    SH          Sole        None      13,116
NATIONAL OILWELL VARCO INC     COM            637071101   1,032     13,016    SH          Sole        None      13,016
NEXTERA ENERGY INC             COM            65339F101     412      7,467    SH          Sole        None       7,467
NORTHERN OIL & GAS INC NEV     COM            665531109     791     29,639    SH          Sole        None      29,639
PG&E CORP                      COM            69331C108     828     18,750    SH          Sole        None      18,750
PATTERSON UTI ENERGY INC       COM            703481101     375     12,748    SH          Sole        None      12,748
PIONEER NAT RES CO             COM            723787107     366      3,593    SH          Sole        None       3,593
QUICKSILVER RESOURCES INC      COM            74837R104     150     10,450    SH          Sole        None      10,450
RPC INC                        COM            749660106     877     34,631    SH          Sole        None      34,631
SANDRIDGE ENERGY INC           COM            80007P307     731     57,070    SH          Sole        None      57,070
SM ENERGY CO                   COM            78454L100   1,669     22,500    SH          Sole        None      22,500
SOUTHWESTERN ENERGY CO         COM            845467109     468     10,900    SH  CALL    Sole        None      10,900
SWIFT ENERGY CO                COM            870738101     615     14,409    SH          Sole        None      14,409
TOREADOR RES CORP              COM            891050106     543     50,398    SH          Sole        None      50,398
TRANSATLANTIC PETROLEUM LTD    SHS            G89982105     153     49,506    SH          Sole        None      49,506
ULTRA PETROLEUM CORP           COM            903914109   1,631     33,124    SH          Sole        None      33,124
VOYAGER OIL & GAS INC          COM            92911K100      90     20,520    SH          Sole        None      20,520
WHITING PETE CORP NEW          COM            966387102     604      8,230    SH          Sole        None       8,230
WHITING PETE CORP NEW          COM            966387102     463      6,300    SH  CALL    Sole        None       4,700
WISCONSIN ENERGY CORP          COM            976657106     230      7,530    SH          Sole        None       7,530
XCEL ENERGY INC                COM            98389B100     202      8,438    SH          Sole        None       8,438




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